Note 10 - Rehabilitation Provisions	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
10.	Rehabilitation Provisions

The Whistler Project's exploration activities are subject to the State of Alaska's laws and regulations governing the protection of the environment. The Whistler Project rehabilitation provision is valued under the following assumptions:

	November 30,	November 30,
	2021	2020
Undiscounted amount of estimated cash flows (US$)	235,000	235,000
Life expectancy (years)	4	5
Inflation rate	6.90%	1.20%
Discount rate	0.81%	0.36%

In July 2017, the Company acquired the Yellowknife Project and assumed a provision for reclamation of $489,818 related to the restoration of the camp sites. The Yellowknife Project rehabilitation provision is expected to be settled in October 2023 and is valued under the following assumptions:

	November 30,	November 30,
	2021	2020
Undiscounted amount of estimated cash flows (CAD$)	490,000	490,000
Life expectancy (years)	2	3
Inflation rate	4.90%	0.80%
Discount rate	0.98%	0.29%

The following table summarizes the movements in the rehabilitation provisions:

	November 30,	November 30,
	2021	2020
	($)	($)
Balance at the beginning of year	815,828	816,694
Accretion	3,735	13,190
Change in estimate	83,328	(7,036)
Foreign currency translation adjustments	(3,062)	(7,020)
Total	899,829	815,828